Consolidated Balance Sheets (Parenthetical) $ in Thousands	Dec. 31, 2021 USD ($) $ / shares shares	Dec. 31, 2020 USD ($) $ / shares shares
Available-for-sale at fair value, amortized cost | $	$ 3,495,564	$ 2,588,335
Held-to-maturity, fair value | $	$ 2,786,112	$ 2,304,756
Common shares, par value (in BMD per share) | $ / shares	$ 0.01	$ 0.01
Common shares, issued (in shares)	49,911,351	50,010,948
Common shares, outstanding (in shares)	49,911,351	50,010,948
Treasury common shares, at cost (in shares)	619,212	619,212
Voting Common Stock
Common shares, authorized (in shares)	2,000,000,000	2,000,000,000
Non-voting Common Stock
Common shares, authorized (in shares)	6,000,000,000	6,000,000,000
US government and federal agencies
Available-for-sale at fair value, amortized cost | $	$ 3,163,964	$ 2,493,659
Held-to-maturity, fair value | $	$ 2,786,112	$ 2,304,756